SCHEDULE OF SHORT-TERM DEBT (Details) (Parenthetical)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Shanghai Bank [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date	Fully paid off in 2025. (1)	Due originally in January 2025 and subsequently replaced with a new loan which matures January 2026.
Shanghai Bank [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate	3.10%	3.10%
Shanghai Bank [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate	3.20%	3.20%
Hua Nam Bank [Member]
Debt Instrument [Line Items]
Interest rate	3.45%	3.40%
Debt instrument, maturity date	Due in July 2026.	Due in June 2025.
Chang Hwa Bank [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date	Fully paid off in 2025.	Due in May 2025.
Chang Hwa Bank [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate	3.00%	3.00%
Chang Hwa Bank [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate	3.30%